Basis of Presentation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2017
Statement Of Compliance And Basis Of Presentation [Abstract]
Basis of Presentation of the Consolidated Financial Statements
2.	BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
2.1	Accounting principles

The consolidated financial statements as of December 31, 2017 of the Group, approved for issuance by the Company’s Board of Directors at its meeting held on April 24, 2018, have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements reflect faithfully the financial position of Enel Generación Chile and its subsidiaries at December 31, 2017 and 2016, and the results of its operations, changes in equity and cash flows for the year ended December 31, 2017, 2016 and 2015.

These consolidated financial statements have been prepared under going concern assumptions on a historical cost basis except, in accordance with IFRS, those assets and liabilities that are measured at a fair value (see Note 3.f) and those non-current assets and disposal groups held for sale, which are recognized at the carrying amount or the fair value less cost of disposal, whichever is lower (see Note 3.g and 3.j).

These consolidated financial statements are presented in thousands of Chilean pesos (unless expressly stated otherwise), as the Chilean peso is the functional currency of the Company and the presentation currency of the Group. Foreign operations are incorporated in accordance with the accounting policies stated in Notes 2.7 and 3.m.

2.2	New accounting pronouncements
a)	Accounting pronouncements effective from January 1, 2017:

Amendments to Standards	Effective date

Amendment to IAS 12: Recognition of Deferred Tax Assets for Unrealized Losses

The purpose of the amendments to IAS 12 “Income Taxes” is to provide requirements on recognition of deferred tax assets for unrealized losses, and clarify how to account for deferred tax assets related to debt instruments measured at fair value.

Annual periods beginning on or after January 1, 2017

Amendment to IAS 7: Disclosure Initiative

The amendments to IAS 7 “Statement of Cash Flows” are part of the IASB’s initiative aimed at improving presentation and disclosure of information in the financial statements. The amendments add additional disclosure requirements relating to financing activities in the statement of cash flows.

Annual periods beginning on or after January 1, 2017

Annual Improvements to IFRS (2014 – 2016 Cycle)

Annual improvements correspond to a series of limited scope amendments clarifying, correcting or eliminating redundancy in IFRS 12 “Disclosures of Interests in Other Entities”.

Annual periods beginning on or after January 1, 2017

The amendments and improvements to the standards, which came into effect on January 1, 2017, had no significant effect on the consolidated financial statements of the Company and its subsidiaries. The disclosures required by IAS 7 relating to financing activities are presented in Note 6 (e)

b)	Accounting pronouncements effective from January 1, 2018 and subsequent periods:

As of the date of issue of these consolidated financial statements, the following accounting pronouncements had been issued by the IASB, but their application was not yet mandatory:

New Standards	Effective date
IFRS 9 Financial Instruments	Annual periods beginning on or after January 1, 2018
IFRS 15 Revenue from Contracts with Customers	Annual periods beginning on or after January 1, 2018
IFRS 16 Leases	Annual periods beginning on or after January 1, 2019
IFRIC 22: Foreign Currency Transactions and Advance Consideration	Annual periods beginning on or after January 1, 2018
IFRIC 23: Uncertainty over Income Tax Treatments	Annual periods beginning on or after January 1, 2019

IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of the new standard. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. The company will adopt the standard on the date of effective application without restating previous periods, recognizing the cumulative effect of its initial application as an adjustment to the opening balance of accumulated earnings (or another component of the estate, as appropriate).

IFRS 9 brings together all three phases of the IASB’s project on financial instruments: (i) classification and measurement, (ii) impairment and (iii) hedge accounting.

Enel Generación Chile carried out a detailed evaluation of the three aspects of the standard and its impact on the Group's consolidated financial statements. This evaluation is based on the information currently available and, therefore, may be subject to changes arising from additional information available during the year 2018.

i)	Classification and measurement.

IFRS 9 introduces a new classification approach for financial assets, based on two concepts: the characteristics of the contractual cash flows of the financial assets and the business model of the entity. Under this new approach, the four classification categories of IAS 39 are replaced by the following three categories:

- amortized cost; if the financial assets are held within a business model whose objective is to collect contractual cash flows;

- fair value through other comprehensive income, if the financial assets are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; or

- fair value through profit or loss, a residual category which consists of financial instruments that are not held within any of the two business models previously discussed, including those held for trading and those designatet at fair value on initial recognition.

For financial liabilities, IFRS 9 retains largely the existing requirements in IAS 39, with certain specific modifications, under which most of the financial liabilities are measured at amortized cost, and allowing to designate a financial liability to be measure at fair value through profit or loss, if certain criteria are met.

However, IFRS 9 introduces new requirements for financial liabilities designated at fair value through profit or loss, which states that under certain circumstances, changes in fair value originated by the variation of an entity’s own credit risk will be recognized in other comprehensive income.

Based on the assessment made, the Group considers that the new classification requirements will not have a significant impact on the accounting of its financial assets. Loans and receivables are maintained to obtain contractual cash flows representing solely payment of the principal and interest, so they meet the criteria to be measured at amortized cost under IFRS 9. Investments in equity instruments classified as available for sale will continue to be measured at fair value through profit or loss.

ii)	Impairment.

The new impairment model in IFRS 9 is based on expected credit losses, as opposed to the incurred loss model in IAS 39. Consequently, under IFRS 9 impairment losses will be recognized, as a general rule, earlier than current practice.

The new impairment model will be applied to financial assets measured at amortized cost and those measured at fair value through other comprehensive income, except for investments in equity instruments. Under IFRS 9, the allowance for impairment losses will be measured based on:

-	12 months expected credit losses; or
-	Lifetime expected credit losses if the credit risk of a financial asset at the reporting date has increased significantly since initial recognition.

The standard allows the application of a simplified approach for trade receivables, contract assets and lease receivables so that the impairment is always recognized in reference to the lifetime expected credit losses for the asset. The Group has chosen to apply this policy for the designated financial assets.

Based on the new methodology for estimating expected credit losses, the Group has determined that the application of the impairment requirements of IFRS 9 as of January 1, 2018, will not have a significant impact on the consolidated financial statements of Enel Generation Chile and subsidiaries.

iii)	Hedge accounting.

IFRS 9 introduces a new model for hedge accounting in order to more closely align the accounting treatment with risk management activities of the entities and to establish a new principle-based approach. The new model will enable entities to better reflect risk management activities in the financial statements, and allow more items to be eligible as hedged items, such as: non-financial risk component, net positions, and aggregated exposures (i.e., a combination of derivative and non-derivative exposure).

The most significant changes in relation to hedging instruments compared to hedge accounting methodology in IAS 39, is the possibility to defer in other comprehensive income the time value of options, forward points in forward contracts, and foreign currency basis spread, until the hedged item impacts profit or loss.

IFRS 9 eliminates the current quantitative requirement for hedge effectiveness test, under which the results must be within a range of 80-125 percent. This will allow aligning hedge effectiveness with risk management by demonstrating the existence of an economic relationship between the hedging instrument and the hedged item, and enables the rebalancing of hedging relationship if the risk management objective remains unchanged. However, retrospective ineffectiveness should continue to be valued and recognized in profit or loss.

When initially applying IFRS 9, the Group may choose as its accounting policy to continue to apply the hedge accounting requirements of IAS 39 instead of the requirements in IFRS 9, until the time the new requirements on macro-hedging are published and adopted. The Group has chosen to apply the new requirements of IFRS 9 on the date of its adoption.

Implementing the new model included assessing the existing hedge relationships and the analysis of new strategies that may be applied under the new standard. The Group considers that all the existing hedge relationships at December 31, 2017, which have been designed as efficient hedges, will continue to be suitable for hedge accounting under IFRS 9. Similarly, non-accounting hedges will continue to be measured at fair value through profit or loss under the new standard.

IFRS 15 Revenue from Contracts with Customers

In May 2014, the IASB published IFRS 15 which is applicable to all contracts with customers, with certain exemptions.the new revenue standard supersedes all current revenue recognition standards:

-	IAS 11 Construction Contracts;
-	IAS 18 Revenue;
-	IFRIC 13 Customer Loyalty Programs;
-	IFRIC 15 Agreements for the Construction of Real Estate;
-	IFRIC 18 Transfers of Assets from Customers; and
-	SIC-31 Revenue—Barter Transactions Involving Advertising Services.

The standard shall be applied for annual periods beginning on or after January 1, 2018. Early adoption is permitted. The Group plans to adopt the new standard on the required effective date using the modified retrospective method. Consequently, the Group will apply IFRS 15 retrospectively only to those contracts effective on January 1, 2018, recognizing the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings (or another category of equity, if appropriate) as of the annual reporting period that includes the date of initial application. It not required to restate comparative periods.

This new Standard introduces a general framework for recognition and measurement of revenue, based on the core principle that revenues are recognized for an amount that reflects the consideration to which the entity expects to be entitled in exchange for transferring promised goods or services to customers. This core principle shall be applied using a five-step approach to revenue recognition: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contracts; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

IFRS 15 requires more detailed disclosures than the current requirements to provide further information about the nature, amount, timing and certainty of revenue and cash flows derived from contracts with clients. The disclosure requirements represent a significant change as compared to current practice and increase significantly the volume of disclosures to be included in the Group’s financial statements.

In April 2016, the IASB issued amendments to IFRS 15 to clarify certain requirements and to provide additional practical expedients for transition. The amendments are mandatorily effective on the same date as the standard, i.e., January 1, 2018.

The Group carried out an implementation project, to identify and measure the possible impacts of applying IFRS 15 on its consolidated financial statements. This project involved identifying all of the revenue flows of Enel Generation Chile and its subsidiaries, knowledge of the traditional practices of the business, a comprehensive evaluation of each kind of contract with customers and determining the methodology for recording this revenue under the standards. The evaluation was performed paying special attention to those contracts presenting key aspects of IFRS 15 and particular characteristics of interest to the Group, such as identifying contractual obligations; contracts with multiple obligations and recognition opportunities; contracts with variable compensation; significant financing component; analysis of principal versus agent; existence of service guarantees; and recognition of costs to obtaining and fulfilling a contract.

The Enel Generación Chile Group  participates in the electrical energy generation, transmission and distribution businesses, and related activities. Based on the nature of the goods and services offered and the characteristics of its revenue flows streams, the Group does not expect that application of IFRS 15 will have a material impact on the consolidated financial statements of Enel Generación Chile and subsidiaries.

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Sale and transportation of electricity: The main source of revenue of Enel Generación Chile is from the sale of a series of goods and services whose control is transferred over time, since the client receives and consumes simultaneously the benefits provided by the Group. According to the criteria under IFRS 15, the Group will continue recognizing revenue over time, instead of at a given moment in time.

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Sale of other goods and services: Correspond mainly the sale of supplementary electrical-related goods and to, services whose control is transferred to the customer at a point in time. Revenue is recognized when the control of the good or service has been transferred to the customer, i.e. when the customer obtains substantially all of the benefits from the asset and the ability to direct its use. Application of the standard will not change the calendar or the amount of revenue recognized pursuant to these agreements.

The Group is assessing the necessary changes and improvements in the systems, internal control, policies and procedures  in order to comply with the new disclousures requirements of IFRS 15.

IFRS 16 Leases

In January 2016, the IASB issued IFRS 16 which establishes recognition, measurement, presentation and disclosure principles for lease agreements. IFRS 16 supersedes IAS 17 “Leases”, IFRIC 4 “Determining whether an Arrangement contains a Lease”, SIC-15 “Operating Leases—Incentives” and SIC-27 “Evaluating the Substance of Transactions Involving the Legal Form of a Lease”.

The standard is effective for annual periods beginning on or after January 1, 2019. Early application is permitted for entities that apply IFRS 15 at or before the date of initial application of IFRS 16. The Group does not plan to adopt the standard early.

Although IFRS 16 subtantially retains the definition of a lease in IAS 17, the main change is the incorporation of the “control” concept within the new definition. In relation to the accounting treatment for a lessee and a lessor, the new Standard states the following:

i)

Lessee accounting: IFRS 16 requires lessees to account for all leases under a single model, similar to accounting for finance leases under IAS 17. As a result, at the date of commencement of a lease, the lessee will recognize on the statement of financial position a right to use asset and a lease liability for the future payments. Subsequent to initial recognition it will recognize in the statement of profit or loss the depreciation expense of the asset separately from the interst related to the liability. The standard provides two voluntary recognition exceptions for low-value leases and short-term leases.

ii)

Lessor accounting: does not change substantially from the current model of IAS 17. The lessor will continue to classify leases under the same principles of the current standard as operating or financial leases.

IFRS 16 provides a series of practical expedients for the transition, both for the definition of a lease and for retrospective application of the standard. The Group has not yet decided if it will use certain or all of the practical expedients.

The Group is currently carrying out an assessment of the potential impact of IFRS 16 on its consolidated financial statements. The quantitative effect will depend on, among others, the chosen transition method, the extent to which the Group uses the practical expedients and recognition exemptions and any additional lease contract entered into by the Group in the future.

IFRIC 22 – Foreign Currency Transactions and Advance Consideration

This Interpretation clarifies the date of the transaction for the purpose of determining the exchange rate to use in foreign currency transactions when the consideration is paid or received before recognizing related revenues, expenses or assets. For this purpuses, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration.

The Interpretation is effective for annual periods beginning on or after January 1, 2018. Early application is permitted.

The Group expects that this new Interpretation will no have a material effect on the consolidated financial statements of Enel Generación Chile and its subsidiaries.

IFRIC 23 – Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC 23 to clarify the application of recognition and measurement requirements in IAS 12, Income Taxes when there is uncertainty over income tax treatments. The Interpretation specifically addresses the following: whether an entity considers uncertain tax treatments separately; the assumptions an entity makes about the examination of tax treatments by taxation authorities; how an entity determines taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates; and how an entity considers changes in facts and circumstances.

The Interpretation is effective for annual periods beginning on or after January 1, 2019. Early application is permitted.

The Group’s management is currently assessing the potential impact that IFRIC 23 will have on its consolidated financial statements on its initial application.

New Interpretations and Amendments to Standards	Effective date

Annual Improvements to IFRS (Cycles 2014-2016)

Annual improvements correspond to a series of limited scope amendments clarifying, correcting or eliminating redundancy in the following standards: IFRS 1 “First-time Adoption of IFRS”, IFRS 12 “Disclosures of Interests in Other Entities” and IAS 28 “Investments in Associates and Joint Ventures”.

Annual periods beginning on or after January 1, 2018.

Classification and Measurement of Share-based Payment Transactions (Amendments to IFRS 2)

These amendments specify accounting requirements for: (i) performance conditions for cash-settled share-based payments;(ii) the classification of withholding tax obligations for share-based payment transactions with net settlement features; and (iii) the accounting for modifications of share-based payment transactions from cash-settled to equity-settled.

Annual periods beginning on or after January 1, 2018

Transfers of Investment Property (Amendments to IAS 40)

The IASB issued this amendment to clarify that a change in management’s intentions for the use of a property by itself does not constitute evidence of a change in use and is not a sufficient reclassification criteria.

Annual periods beginning on or after January 1, 2018
Amendments to IFRS 9: Prepayment features with negative compensation

The amendments allow entities to measure prepayable financial assets with negative compensation at amortized costo or at fair value through other comprehensive income upon compliance of certain specific condition, instead of being measured at fair value through profit or loss.

Annual periods beginning on or after January 1, 2019
Amendments to IAS 28: Long-term interests in Associates and Joint Ventures

The IASB issued these amendments to clarify that an entity that applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied

Annual periods beginning on or after January 1, 2019
Annual Improvements to IFRS (Cycle 2015-2017)

Annual improvements correspond to a series of limited scope amendments that clarify the wording in an IFRS Standard or correct relatively minor oversights or conflicts between existing requirements of IFRS Standards: IFRS 3 “Business combination”, IFRS 11 “Joint arrangements”, IAS 12 “Income taxes” and  IAS 23 “Borrowing costs”.

Annual periods beginning on or after January 1, 2019
Amendment to IFRS 10 and IAS 28: Sale or Contribution of Assets

The amendment corrects an inconsistency between IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” relating to the accounting treatment of the sale or contributions of assets between an Investor and its Associate or Joint Venture.

The IASB decided to postpone the effective date of application of the amendment, until obtaining the results of its research Project on the equity method of accounting.

In Management’s opinion, the foregoing amendments and annual improvements is not expected to have a significant effect on the consolidated financial statements of the Enel Generación Chile and its subsidiaries.

2.3	Responsibility for the information, judgments and estimates provided

The Company’s Board of Directors is responsible for the information contained in these consolidated financial statements and expressly states that all IFRS principles and standards, have been fully implemented.

In preparing the consolidated financial statements, certain judgments and estimates made by the Company’s Management have been used to quantify some of the assets, liabilities, revenue, expenses and commitments recognized in them.

The most important areas where crititical judgment was required are:

-	The identification of Cash Generating Units (CGU) for impairment testing (see Note 3.d).
-	The hierarchy of information used to measure assets and liabilities at fair value (see Note 3.g).

The estimates refer basically to:

-	The valuations performed to determine the existence of impairment losses in assets and goodwill (see Note 3.d).
-	The assumptions used to calculate the actuarial liabilities and obligations with employees, such as discount rates, mortality tables, salary increases, etc. (see Notes 3.l.1 and 22).
-	The useful lives of property, plant and equipment, and intangible assets (see Notes 3.a and 3.c).
-	The assumptions used to calculate the fair value of financial instruments (see Notes 3.g and 19).
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Certain assumptions inherent in the electricity system affecting transactions with other companies, such as production, customer billings, energy consumption, that allow for estimating electricity system settlements that must occur on the corresponding final settlement dates, but that are pending as of the date of issuance of the consolidated financial statements and could affect the balances of assets, liabilities, income and expenses recognized in the financial statements (see Appendix 6.2).

-	The probability that uncertain or contingent liabilities will be incurred and their related amounts (see Note 3.l).
-	Future disbursements for closure of facilities and restoration of land, as well as discount rates to be used (see Note 3.a).
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The tax results of the various subsidiaries of the Group that will be reported to the respective tax authorities in the future, and that have been used as the basis for recording different balances related to income taxes in these consolidated financial statements (see Note 3.o).

-	The fair value of assets acquired and liabilities assumed, and any pre-existing interest in an entity acquired in a business combination.

Although these judgments and estimates have been based on the best available information as of the issuance date of these consolidated financial statements, future events may occur that would require a change (increase or decrease) to these judgments and estimates in subsequent periods. This change would be made prospectively, recognizing the effects of this change of judgments and estimates in the corresponding future consolidated financial statements.

2.3.1Changes in accounting estimates

The Company carried out a new study on useful lives allocated to the Group’s main items of property, plant and equipment. The results of such study indicated that there is sufficient evidence to conclude that it is necessary to revise the remaining useful lives of certain assets, so as to better reflect the period over which these assets are expected to be available for use.

Based on above, beginning on January 1, 2017, Enel Generación Chile revised the remaining useful lives of certain items of its property, plant and equipment. This change in accounting estimate resulted in a lower depreciation expense of ThCh$11,023,983 for the year ended December 31, 2017.

2.4	Subsidiaries

Subsidiaries are defined as those entities controlled either directly or indirectly by Enel Generación Chile S.A. Control is exercised if and only if the following conditions are met: the Company has i) power over the subsidiary; ii) exposure, or rights to variable returns from these entities; and iii) the ability to use its power to influence the amount of thses returns.

Enel Generación Chile has power over its subsidiaries when it holds the majority of the substantive voting rights or, should that not be the case, when it has rights granting the practical ability to direct the entities’ relevant activities, that is, the activities that significantly affect the subsidiary’s results.

The Group will reassess whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of the elements of control listed above.

Subsidiaries are consolidated as described in Note 2.7.

Appendix 1 “Enel Generación Chile Group Entities” to these consolidated financial statements, describes the relationship of the Company with each of its subsidiaries.

2.4.1	Changes in the scope of consolidation

On March 1, 2016, as part of the corporate reorganization and as a result of the spin-off described in Note 5.3, all subsidiaries that were part of the generation and distribution businesses outside of Chile have been deconsolidated, which are detailed in Appendix 2. The effects of this transaction in the consolidated financial statements of Enel Generación Chile are described in Note 5.3.

2.4.2	Unconsolidated companies with an ownership interest of over 50%

Although the Group holds more than a 50% ownership interest in Centrales Hidroeléctricas de Aysén S.A., it is considered a “joint venture” since the Group, through contracts or agreements with shareholders, exercises joint control of this entity. As of December 31, 2017, the investment that the Group has in Centrales Hidroeléctricas de Aysén, S.A. has been classified as non-current assets held to distribute to the owners (see notes 3.j, 5.1. and 12).

2.5	Investments in associates

Associates are those entities in which Enel Generación Chile, either directly or indirectly, exercises significant influence.

Significant influence is the power to participate in the financial and operational policy decisions of the associate but is not control or joint control over those policies. In assessing significant influence, the Group takes into account the existence and effect of potential exercisable voting rights or convertible rights at the end of each reporting period, including potential voting rights held by the Company or other entities. In general, significant influence is presumed to be those cases in which the Group has more than 20% of the voting power of the investee.

Associates are accounted for under equity method as described in Note 3.h.

Appendix 3 “Associates and Joint Ventures” to these consolidated financial statements, describes the relationship of the Company with each of these companies.

2.6	Joint arrangements

Joint arrangements are defined as those entities in which the Group exercises control under an agreement with other shareholders and jointly with them, in other words, when decisions on the entities’ relevant activities require the unanimous consent of the parties sharing control.

Depending on the rights and obligations of the participants, joint agreements are classified as:

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Joint venture: an agreement whereby the parties exercising joint control have rights to the entity’s net assets. Joint ventures are incorporated to the consolidated financial statements using the equity method, as described in Note 3.h.

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Joint operation: an agreement whereby the parties exercising joint control have rights to the assets and obligations with respect to the liabilities relating to the arrangement. Joint operations are incorporated to the consolidated financial statements recognizing the interest in the assets and liabilities held in the joint operation. At the end of the reporting period, the Group does not have any joint arrangements that qualify as joint operations.

In determining the type of joint arrangement in which it is involved, the management of the Group assesses its rights and obligations arising from the arrangement by considering the structure and legal form of the arrangement, the terms agreed by the parties in the contractual arrangement and, when relevant, other facts and circumstances. If facts and circumstances change, the Group reassesses whether the type of joint arrangement in which it is involved has changed.

Currently, the Company is not involved in any joint arrangement that qualifies as a joint operation.

Appendix 3 “Associates and Joint Ventures” to these consolidated financial statements describes the relationship of the Company and each of these companies.

2.7	Basis of consolidation and business combinations

The subsidiaries are consolidated and all their assets, liabilities, revenues, expenses, and cash flows are included in the consolidated financial statements once the adjustments and eliminations from intra-group transactions have been made.

The comprehensive income of subsidiaries is included in the consolidated statement of comprehensive income from the date when the parent company obtains control of the subsidiary and until the date on which it loses control of the subsidiary.

The operations of the parent company and its subsidiaries have been consolidated under the following basic principles:

1.

At the date the parent obtains control, the subsidiary’s assets acquired and its liabilities assumed are recorded at fair value, except for certain assets and liabilities that are recorded using valuation principles established in other IFRS standards. If the fair value of the consideration transferred plus the fair value of any non-controlling interests exceeds the fair value of the net assets acquired, this difference is recorded as goodwill. In the case of a bargain purchase, the resulting gain is recognized in profit or loss for the period after reassessing whether all of the assets acquired and the liabilities assumed have been properly identified and following a review of the procedures used to measure the fair value of these amounts.

For each business combination, the Group chooses whether to measure the non-controlling interests in the acquiree at fair value or at the proportional share of the net identifiable assets acquired.

If the fair value of all assets acquired and liabilities assumed at the acquisition date has not been completed, the Group reports the provisional values accounted for in the business combination. During the measurement period, which shall not exceed one year from the acquisition date, the provisional values recognized will be adjusted retrospectively as if the accounting for the business combination had been completed at the acquisition date, and also additional assets or liabilities will be recognized to reflect new information obtained on events and circumstances that existed on the acquisition date, but which were unknown to the management at that time. Comparative information for prior periods presented in the financial statements is revised as needed, including making any change in depreciation, amortization or other income effects recognized in completing the initial accounting.

For business combinations achieved in stages, the Company’s previously held equity interest in the acquiree is remeasured to its acquisition-date fair value and the resulting gain or loss, if any, is recognized in profit or loss.

2.

Non-controlling interests in equity and in comprehensive income of the subsidiaries are presented, respectively, under the line items “Total Equity: Non-controlling interests” in the consolidated statement of financial position and “Net income attributable to non-controlling interests” and “Comprehensive income (loss) attributable to non-controlling interests” in the consolidated statement of comprehensive income.

3.	The financial statements of the Group companies with functional currencies other than the Chilean peso are translated as follows:
a.	For assets and liabilities the prevailing exchange rate on the closing date of the financial statements is used.
b.

For items of the comprehensive income, the average exchange rate for the period is used (unless this average is not a reasonable approximation of the cumulative effect of the exchange rates in effect on the dates of the transactions, in which case the exchange rate in effect on the date of each transaction is used).

c.	For equity accounts the historical exchange rate from the date of acquisition or contribution is used, and retained earnings are translated at the average exchange rate at the date of origination.
d.

Exchange differences arising in translation of financial statements are recognized in the item “Foreign currency translation gains (losses”) within the consolidated statement of comprehensive income in other comprehensive income (see Note 23.2).

4.	Balances and transactions between consolidated companies were fully eliminated in the consolidation process.
5.

Changes in the ownership interests in subsidiaries that do not result in the Group obtaining or losing control are recognized as equity transactions. The carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity attributable to shareholders of the Parent.

6.

Business combinations between entities under common control are accounted for using, as a reference, the ‘pooling of interest’ method. Under this method, the assets and liabilities involved in the transaction remain reflected at the same carrying amounts at which they were recognized in the ultimate controlling company, although subsequent accounting adjustments may need to be made to align the accounting policies of the companies involved.

Any difference between assets and liabilities contributed to the consolidation and the consideration paid is recorded directly in equity, as a charge or credit to “Other reserves”. The Group does not restate comparative periods in its financial statements for business combinations under common control.